Note 19 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ 0	$ 10,236
Balance		32,346
Less: current portion	4,243	7,491	$ 4,243
Non-current portion	19,885	24,855	19,885
Fair Value, Inputs, Level 3 [Member]
Balance		24,128	14,423
Amounts recognized on acquisitions		22,537	13,259
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		10,236	(261)
Resolved and settled in cash		(25,525)	(4,664)
Other		970	1,371
Balance	24,128	32,346	24,128
Less: current portion	4,243	7,491	4,243
Non-current portion	$ 19,885	$ 24,855	$ 19,885